Document and Entity Information Document	May 23, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 23, 2023
Entity Registrant Name	LXP INDUSTRIAL TRUST
Entity Central Index Key	0000910108
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	1-12386
Entity Tax Identification Number	13-3717318
Entity Address, Address Line One	One Penn Plaza, Suite 4015,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119-4015
City Area Code	212
Local Phone Number	692-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Shares of beneficial interest, par value $0.0001 per share, classified as Common Stock
Trading Symbol	LXP
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series C Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.50% Series C Cumulative Convertible Preferred Stock, par value $0.0001 per share
Trading Symbol	LXPPRC
Security Exchange Name	NYSE